As filed with the Securities and Exchange Commission on October 5, 2015
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 55 ☑

and/or

REGISTRATION UNDER THE

INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 56

(Check appropriate box or boxes)

HOMESTEAD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(703) 907-5953

Kelly B. Whetstone, Esq.

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

Copies to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street, N.W.

Washington, D.C. 20001

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:

This amendment is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 54 to Registrant’s registration statement on September 15, 2015.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Homestead Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 1, 2015. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on October 1, 2015. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	October 1, 2015

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	October 1, 2015

David O. Beim David O. Beim*	Trustee	October 1, 2015

Collette Chilton Collette Chilton*	Trustee	October 1, 2015

Frank J. Fabozzi Frank J. Fabozzi*	Trustee	October 1, 2015

Dr. Matina S. Horner Dr. Matina S. Horner*	Trustee	October 1, 2015

Rodney D. Johnson Rodney D. Johnson*	Trustee	October 1, 2015

Herbert I. London Herbert I. London*	Trustee	October 1, 2015

Ian A. MacKinnon Ian A. MacKinnon *	Trustee	October 1, 2015

Cynthia A. Montgomery Cynthia A. Montgomery*	Trustee	October 1, 2015

Joseph P. Platt Joseph P. Platt*	Trustee	October 1, 2015

Robert C. Robb, Jr. Robert C. Robb, Jr.*	Trustee	October 1, 2015

Toby Rosenblatt Toby Rosenblatt*	Trustee	October 1, 2015

Mark Stalnecker Mark Stalnecker*	Trustee	October 1, 2015

Kenneth L. Urish Kenneth L. Urish*	Trustee	October 1, 2015

Frederick W. Winter Frederick W. Winter*	Trustee	October 1, 2015

Barbara G. Novick Barbara G. Novick*	Trustee	October 1, 2015

*By:	/s/ Benjamin Archibald
Benjamin Archibald (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney, dated January 1, 2015, as incorporated by reference to Post-Effective Amendment No 51.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 2nd day of October, 2015.

Homestead Funds, Inc.

Stephen J. Kaszynski*

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

James F. Perna*	Chairman of the Board and Director	October 2, 2015

Stephen J. Kaszynski*	President, Chief Executive Officer and Director	October 2, 2015

Anthony M. Marinello*	Director	October 2, 2015

Anthony C. Williams*	Director	October 2, 2015

Douglas W. Johnson*	Director	October 2, 2015

Sheldon C. Petersen*	Director	October 2, 2015

Kenneth R. Meyer*	Director	October 2, 2015

Mark Rose*	Director	October 2, 2015

Peter J. Tonetti*	Director	October 2, 2015

Cynthia L. Dove*	Vice President and Chief Operations Officer	October 2, 2015

Amy M. DiMauro*	Treasurer	October 2, 2015

Kelly Bowers Whetstone*	Secretary	October 2, 2015

*By:	/s/ Danielle C. Sieverling
Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase